Net impairment loss on financial assets (Tables)	12 Months Ended
Dec. 31, 2017
Net impairment loss on financial assets [Abstract]
Net impairment loss on financial assets

Net impairment loss on financial assets for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Impairment losses on:
Loans	~~W~~	(1,021,711)	(1,102,781)	(800,928)
Available-for-sale financial assets		(254,883)	(96,381)	(202,360)
Other financial assets		—	(4,851)	(15,672)

		(1,276,594)	(1,204,013)	(1,018,960)

Reversal of impairment losses on:
Available-for-sale financial assets		12,541	8,350	4,061

	~~W~~	(1,264,053)	(1,195,663)	(1,014,899)